UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019

13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven Rohlfing
Title:    Chief Financial Officer
Phone:    (212) 537-3600

Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York            February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:   26

Form 13F Information Table Value Total:   $850,381
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F  File Number                            Name

(1)       28-10548                               SLS Offshore Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                        SLS MANAGEMENT, LLC
                                                         DECEMBER 31, 2006


COLUMN 1                  COLUMN  2       COLUMN 3   COLUMN 4     COLUMN 5            COLUMN 6          COL 7     COLUMN 8


                                                                                     INVESTMENT                    VOTING
                                                     VALUE   SHRS OR    SH/ PUT/     DISCRETION         OTHER    AUTHORITY
NAME OF ISSUER            TITLE OF CLASS  CUSIP      (X1000) PRN AMT    PRN CALL   SOLE      SHARED     MGRS  SOLE      SHARED
--------------            --------------  -----      ------- -------    --- ----   ----      ------     ----  ----      ------
AGERE SYS INC             COM             00845V308  68,420   3,569,102 SH         1,902,263  1,666,839 (1)   1,902,263  1,666,839
ALLIED WASTE INDS INC     COM PAR$.01NEW  019589308  50,478   4,107,223 SH         2,183,377  1,923,846 (1)   2,183,377  1,923,846
ANADARKO PETE CORP        COM             032511107  16,996     390,534 SH           230,616    159,918 (1)     230,616    159,918
BURGER KING HLDGS INC     COM             121208201  61,042   2,892,966 SH         1,978,679    914,287 (1)   1,978,679    914,287
CBS CORP NEW              CL B            124857202  44,641   1,431,725 SH           864,758    566,967 (1)     864,758    566,967
CHAMPION ENTERPRISES INC  COM             158496109   4,857     518,872 SH           315,860    203,012 (1)     315,860    203,012
CONOCOPHILLIPS            COM             20825C104  17,151     238,379 SH           144,199     94,180 (1)     144,199     94,180
DYNCORP INTL INC          CL A            26817C101  14,199     894,730 SH           525,930    368,800 (1)     525,930    368,800
ELECTRONIC ARTS INC       COM             285512109  11,178     221,961 SH           130,680     91,281 (1)     130,680     91,281
FIRSTFED FINL CORP        COM             337907109  29,293     437,411 SH           296,728    140,683 (1)     296,728    140,683
FLEETWOOD ENTERPRISES INC COM             339099103  61,518   7,777,208 SH         4,273,332  3,503,876 (1)   4,273,332  3,503,876
FOOT LOCKER INC           COM             344849104  27,347   1,247,019 SH           732,465    514,554 (1)     732,465    514,554
FORD MTR CO DEL           NOTE 4.25%12/1  345370CF5  58,887  55,163,000 SH        32,285,000 22,878,000 (1)  32,285,000 22,878,000
HANOVER INS GROUP INC     COM             410867105  48,082     985,289 SH           573,227    412,062 (1)     573,227    412,062
LAKES ENTMNT INC          COM             51206P109   8,675     803,949 SH           516,386    287,563 (1)     516,386    287,563
LAWSON SOFTWARE INC NEW   COM             52078P102  22,635   3,062,916 SH         1,800,953  1,261,963 (1)   1,800,953  1,261,963
LIMITED BRANDS INC        COM             532716107  32,082   1,108,572 SH           651,649    456,923 (1)     651,649    456,923
LOEWS CORP                COM             540424108  56,188   1,354,900 SH           815,557    539,343 (1)     815,557    539,343
OCCULOGIX INC             COM             67461T107     831     529,432 SH           341,098    188,334 (1)     341,098    188,334
ORACLE CORP               COM             68389X105  41,216   2,404,688 SH         1,410,832    993,856 (1)   1,410,832    993,856
READERS DIGEST ASSN INC   COM             755267101  30,682   1,837,252 SH         1,066,485    770,767 (1)   1,066,485    770,767
SEAGATE TECHNOLOGY        SHS             G7945J104  53,935   2,035,282 SH         1,126,927    908,355 (1)   1,126,927    908,355
SEARS HLDGS CORP          COM             812350106  37,662     224,274 SH           113,894    110,380 (1)     113,894    110,380
WESTFIELD FINANCIAL INC   COM             96008D104     100      10,000 SH             9,604        396 (1)       9,604        396
WEYERHAEUSER CO           COM             962166104  11,747     166,267 SH            97,943     68,324 (1)      97,943     68,324
WILLIAMS COS INC DEL      COM             969457100  40,539   1,552,026 SH           790,008    762,018 (1)     790,008    762,018

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